Cash, cash equivalents and restricted cash	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
Our restricted cash balance was $150 million and $192 million as of June 30, 2025 and December 31, 2024, respectively, and was primarily related to our Export Credit Agency (“ECA”) financings, Export-Import Bank of the United States (“Ex-Im”) financings, our AerFunding revolving credit facility, our Brazilian Development Bank (“BNDES”) financing and other debt. Refer to Note 15—Debt.
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2025, December 31, 2024 and June 30, 2024:

	June 30, 2025	December 31, 2024	June 30, 2024
Cash and cash equivalents	$2,696,068	$1,209,226	$1,436,032
Restricted cash	150,081	192,356	176,203
Total cash, cash equivalents and restricted cash	$2,846,149	$1,401,582	$1,612,235